Common Warrants Outstanding - Equity-Classified Common Stock Warrants Outstanding And Exercisable (Detail) - $ / shares	9 Months Ended
	Sep. 30, 2015	Feb. 13, 2015	Feb. 10, 2014
Class Of Warrant Or Right [Line Items]
Exercise price of warrants		$ 1.56	$ 10.00
Total Shares Outstanding			1,587
Warrants [Member]
Class Of Warrant Or Right [Line Items]
Total Shares Outstanding	2,392,738
Warrants [Member] | Weighted Average Exercise Price 1.56 [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants	$ 1.56
Total Shares Outstanding	1,783,551
Weighted Average Contractual Life (in years)	4 years 4 months 24 days
Warrants [Member] | Weighted Average Exercise Price 4.72 [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants	$ 4.72
Total Shares Outstanding	52,966
Weighted Average Contractual Life (in years)	8 years 7 months 6 days
Warrants [Member] | Weighted Average Exercise Price 10.00 [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants	$ 10.00
Total Shares Outstanding	461,221
Weighted Average Contractual Life (in years)	2 years 4 months 24 days
Warrants [Member] | Weighted Average Exercise Price 12.50 [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants	$ 12.50
Total Shares Outstanding	95,000
Weighted Average Contractual Life (in years)	3 years 4 months 24 days